Borrowings	6 Months Ended
Mar. 31, 2026
Debt Disclosure [Abstract]
Borrowings

7.	Borrowings

As of September 30, 2025 and March 31, 2026, the bank borrowings were for working capital and capital expenditure purposes.

	As of September 30,	As of March 31,
	2025	2026
		(unaudited)
Short-term borrowings
Beijing Zhongguancun Bank Co., Ltd.	$5,658	$5,839
Bank of Beijing Limited Hepingli Branch	843	725
Industrial and Commercial Bank of China Limited Beijing Jiulongshan Branch	702	681
Bank of China Limited Beijing Communication Technology Development Zone Branch	702	870
Industrial and Commercial Bank of China Limited Beijing Changan Branch	702	725
China CITIC Bank Co., Ltd. Beijing Branch	380	219
Zhengzhou East Branch of China Construction Bank Co., Ltd	34	34
Total	$9,021	$9,093

As of March 31, 2026, the bank borrowings were primarily obtained from seven banks with interest rates ranging from 2.350% to 8.000% per annum.

The interest expenses were US$266 and US$298 for the six months ended March 31, 2025 and 2026, respectively. The weighted average interest rates of short-term loans outstanding were 6.02% and 6.10% per annum as of September 30, 2025 and March 31, 2026, respectively.

The Company’s controlling shareholder, Dr. Houqi Zhang, provided his personal guarantees, a real estate mortgage guarantee, and a pledge guarantee on his 8% equity in Beijing Qichuang Zhongteng Investment Management Center (Limited Partnership) for certain bank loans in the amount of US$5,658 and US$5,839 from Beijing Zhongguancun Bank Co., Ltd. as of September 30, 2025 and March 31, 2026, respectively.

Dr. Houqi Zhang and his spouse, Ms. Yalin Shen, provided their personal guarantees for certain bank loans in the amount of US$380 and US$219 from China CITIC Bank Co., Ltd. as of September 30, 2025 and March 31, 2026, respectively.

Beijing Capital Co., Ltd, a third party, provided guarantees for certain bank loans in the amount of US$551 and US$1,123, representing 80% of the principal amount, from Industrial and Commercial Bank of China as of September 30, 2025 and March 31, 2026, respectively, and charged the Group with certain amount of guarantee service fees based on the loan amount. Dr. Houqi Zhang and his spouse, Ms. Yalin Shen, provided a counter-guarantee for it.

Beijing Guohua Culture and Technology Financing Guarantee Co., Ltd, a third party, provided guarantees and Autozi China provided a count-guarantee for certain bank loans in the amount of US$702 and US$580 from Bank of China as of September 30, 2025 and March 31, 2026, respectively.

In November 2025, the Company newly borrowed US$ 0.3M from Bank of China and the maturity date of this loan is November 2026. Meanwhile, in November 2025, the Company repaid and reborrowed US$3.1 million from Beijing Zhongguancun Bank Co., Ltd. and the maturity date of the reborrowed bank loan is November 2026. In December 2025, the Company repaid and reborrowed US$0.8 million from Bank of Beijing and the maturity date of the reborrowed bank loan is December 2026.

AUTOZI INTERNET TECHNOLOGY (GLOBAL) LTD.

NOTES TO THE unaudited INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED MARCH 31, 2025 AND 2026

(In U.S. dollars in thousands, except share and per share data

On November 14, 2025, the Company’s subsidiary, Autozi Supply Chain Management (Beijing) Co., Ltd. (“Autozi Supply Chain”) has borrowed RMB2,000 (approximately US$276) from Bank of China Beijing Haidian Branch. The loan will expire in November 2026 with an annual interest rate of 2.45%. Xinhao Sun, the legal representative and non-controlling interest of Autozi Supply Chain provided personal guarantee for this loan.